Executive and Supervisory Board Compensation (Details) - Executive Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executive and Supervisory Board Compensation
Short-term employee benefits	€ 12,556	€ 25,015	€ 5,094
Share-based payment	20,726	25,095	23,095
Subtotal	33,282	50,110	28,189
Post-employment benefits	(1,429)	464	488
Thereof defined-benefit	(1,433)	461	487
Thereof defined-contribution	4	3	1
Termination benefits	9,600
Total	€ 41,453	€ 50,574	€ 28,677